Acquisition of Entities under Common Control (Details) - USD ($) $ in Thousands, shares in Millions		3 Months Ended		9 Months Ended
	May 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Aug. 31, 2014
Business Acquisition [Line Items]
Return of capital				$ 746	$ 0
Net loss		$ (17,484)	$ (22,380)	(64,050)	(56,144)
Total revenues		$ 175,915	$ 91,238	$ 516,039	330,512
Entities Under Common Control | Teekay Tanker Operations Limited
Business Acquisition [Line Items]
Percentage of voting interests acquired	50.00%					50.00%
Purchase price of acquisition	$ 39,000
Ownership percentage after acquisition	100.00%
Net loss					1,300
Total revenues					$ 8,600
Entities Under Common Control | Teekay Tanker Operations Limited | Working Capital
Business Acquisition [Line Items]
Purchase price of acquisition	$ 13,100
Teekay Corporation | Entities Under Common Control | Teekay Tanker Operations Limited
Business Acquisition [Line Items]
Purchase price of acquisition	39,000
Net assets acquired	13,300
Return of capital	25,700
Teekay Corporation | Entities Under Common Control | Teekay Tanker Operations Limited | Working Capital
Business Acquisition [Line Items]
Purchase price of acquisition	$ 13,100
Class B | Teekay Corporation | Entities Under Common Control | Teekay Tanker Operations Limited
Business Acquisition [Line Items]
Number of shares issued (in shares)	13.8